Annual Operating Expenses {- Fidelity Managed Retirement 2030 Fund} - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-06 - Fidelity Managed Retirement 2030 Fund - Class K6	Aug. 03, 2022
Operating Expenses:
Management fee	0.28%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.28%	[1]

[1]	(a)Adjusted to reflect current fees.